Sales - Sales of goods (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 466,558		$ 367,278		$ 340,522
Less: Royalty contributions (see Note 2(k))	(18,839)		(17,733)		(12,974)
Revenue from sale of goods	810,961		801,199		863,470
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	4,143,228		3,975,295		4,199,448
Less: Royalty contributions (see Note 2(k))	(8,015)		(9,308)		(10,334)
Revenue from sale of goods	4,143,228		3,975,295		4,199,448
Sociedad Minera Cerro Verde S.A.A. | Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	3,219,033	S/ 891,451	3,120,448	S/ 866,703	3,421,871	S/ 794,205
Sociedad Minera Cerro Verde S.A.A. | Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	394,809	S/ 101,617	404,115	S/ 101,368	394,256	S/ 91,802
Sociedad Minera Cerro Verde S.A.A. | Other primarily silver and molybdenum concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 529,386		$ 450,732		$ 383,321